12. Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 2,124,999	$ 2,096,474
Deferred expense (benefit)	784,331	(172,562)
Total income tax expense	$ 2,909,330	$ 1,923,912